Notes Payable (Details Narrative) - USD ($)		1 Months Ended		3 Months Ended	12 Months Ended
	May 15, 2020	Oct. 26, 2022	Jul. 31, 2022	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2019	Dec. 31, 2021	Dec. 31, 2020
Warrants granted		$ 260,000
Original issue discounts		200,000
Total debentures		460,000
Unamortized debt discount				$ 323,000	$ 323,000
Notes payable, outstanding balance					$ 286,000
Common stock, par value				$ 0.0001	$ 0.0001		$ 0.0001
Notes payable				$ 3,108,000	$ 2,968,000		$ 2,122,000
Interest expense				187,000
Leaving unamortized debt discount				136,000
Walleye Opportunities Master Fund Ltd [Member]
Original issue discounts		200,000
Notes payable, outstanding balance				1,000,000	1,000,000
Principal payments of promissory notes		1,000,000
Amount recieved		$ 800,000
Description about issuance of note payable		Walleye received a seven (7) month note, with no interest and, only in the event of a default (after the Maturity Date) of twelve percent (12%) per annum
Common stock purchase of warrant		50,000,000
Warrant exercisble price		$ 0.01
Walleye Opportunities Master Fund Ltd [Member] | Maximum [Member]
Volume weighted average price of common stock		120.00%
Walleye Opportunities Master Fund Ltd [Member] | Minimum [Member]
Volume weighted average price of common stock		90.00%
EID Loan [Member]
Principal payment				1,000	1,000
Notes payable, outstanding balance				$ 148,000	149,000		$ 150,000
Loan borrowed amount	$ 150,000
Interest rate on loan	3.75%
Monthly payment on loan, description	Monthly principal and interest payments of $250 per month
Promissory Note [Member] | Securities Purchase Agreement [Member] | Walleye Opportunities Master Fund Ltd [Member]
Purchased promissory note aggregate principal amount		$ 1,000,000
Common stock, par value		$ 0.0001
One Note [Member]
Notes payable, outstanding balance					$ 310,000			$ 310,000
Principal payment						$ 319,000
Interest rate decriptions				The notes are unsecured, bearing interest at a rate of 8% per annum	The notes are unsecured, bearing interest at a rate of 8% per annum
Outstanding secured notes payable					$ 6,000
Note issued						$ 468,000
Interest rate of notes						8.00%	37.00%	37.00%
Amount payables					24,000
Note Payable Two [Member]
Principal payment				$ 46,000	64,000
Interest rate of notes			51.00%
Notes payable issue			$ 275,000
Notes payable issue maturity date			January 2024
Notes payable				165,000	211,000
Notes Payable [Member]
Notes payable, outstanding balance				$ 1,639,000	$ 1,639,000		$ 1,639,000
Interest rate decriptions				The notes are unsecured, bear interest at a rate of 8% through 14% per annum	The notes are unsecured, bear interest at a rate of 8% through 14% per annum
Unsecured [Member] | One Note [Member]
Notes payable, outstanding balance					$ 23,000
Outstanding secured notes payable				$ 6,000	6,000
Amount payables				$ 17,000	$ 17,000
Extinguished as debt settlement obligation transaction						$ 21,000